Leasing Arrangements－Lessee (Tables)	12 Months Ended
Dec. 31, 2022
Leasing arrangements lessee [Abstract]
Schedule of right-of-use assets and the depreciation charge
	December 31, 2022	Year ended December 31, 2022	December 31, 2021	Year ended December 31, 2021
	Carrying amount	Depreciation charge	Carrying amount	Depreciation charge
Buildings	$4,925	$12,774	$19,219	$14,394
(Office and warehouse)
Transportation equipment
(Business vehicles)	11,750	27,640	104,156	20,044
	$16,675	$40,414	$123,375	$34,438

Schedule of information on profit and loss accounts relating to lease contracts
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Items affecting profit or loss
Interest expense on lease liabilities	$1,219	$1,196	$887
Expense on short-term lease contracts	13,602	2,142	12,435
Expense on leases of low-value assets	19,227	4,872	1,423
Loss on lease modification	48,488	—	—